Shares Issued for Equity Financing and Stock Compensation (Details) - Schedule of warrant activity	6 Months Ended
Jun. 30, 2021 $ / shares shares
Schedule of warrant activity [Abstract]
Number of Warrants, Beginning balance	30,411
Average Exercise Price (post-reverse stock split price), Beginning balance (in Dollars per share) | $ / shares	$ 14.0
Weighted Average Remaining Contractual Term in Years, Beginning balance	3 years 2 months 15 days
Number of Warrants,Exercisable	30,411
Average Exercise Price (post-reverse stock split price), Exercisable	14.0
Weighted Average Remaining Contractual Term in Years, Exercisable	3 years 2 months 15 days
Number of Warrants,Granted
Average Exercise Price (post-reverse stock split price),Granted (in Dollars per share) | $ / shares
Weighted Average Remaining Contractual Term in Years, Granted
Number of Warrants,Exchanged
Average Exercise Price (post-reverse stock split price),Exchanged (in Dollars per share) | $ / shares
Weighted Average Remaining Contractual Term in Years,Exchanged
Number of Warrants,Forfeited
Average Exercise Price (post-reverse stock split price),Forfeited (in Dollars per share) | $ / shares
Weighted Average Remaining Contractual Term in Years,Forfeited
Number of Warrants,Expired
Average Exercise Price (post-reverse stock split price),Expired (in Dollars per share) | $ / shares
Weighted Average Remaining Contractual Term in Years,Expired
Number of Warrants, Beginning balance	30,411
Average Exercise Price (post-reverse stock split price), Beginning balance	14.0
Weighted Average Remaining Contractual Term in Years, Beginning balance	2 years 8 months 15 days
Number of Warrants,Exercisable	30,411
Average Exercise Price (post-reverse stock split price), Exercisable	14.0
Weighted Average Remaining Contractual Term in Years, Exercisable	2 years 8 months 15 days